Leases - Balance sheet impact (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Right-of-use assets - Finance leases
Right-of-use assets	$ 302,732	$ 302,732
Less: Accumulated provision for depreciation	(272,876)	(267,606)
Total finance lease assets	29,856	35,126
Lease liabilities - Finance leases
Obligations under finance leases	52,937	61,335
Long-term debt and finance leases due within one year	8,398	7,541
Total finance lease liabilities	61,335	68,876
Right-of-use assets - Operating leases
Electric plant in service, net	3,326	2,293
Total operating lease assets	3,326	2,293
Lease liabilities - Operating leases
Capitalization - Other	2,256	1,550
Other current liabilities	1,164	838
Total operating lease liabilities	$ 3,420	$ 2,388
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Right-of-use assets	Right-of-use assets
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	In service	In service
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Obligation under Hydro Facility Transactions	Obligation under Hydro Facility Transactions
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities